Offsets	Dec. 16, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	ProPetro Holding Corp.
Form or Filing Type	S-3
File Number	333-256681
Initial Filing Date	Jun. 01, 2021
Fee Offset Claimed	$ 17,295.62
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock (par value $0.001 per share)
Unsold Securities Associated with Fee Offset Claimed | shares	16,600,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 158,530,000.00
Termination / Withdrawal Statement	1(a) Pursuant to Rule 457(p) under the Securities Act, this registration statement includes 16,600,000 unsold shares of common stock with a maximum aggregate offering price of $158,530,000 that were previously registered under a registration statement on Form S-3 filed with the U.S. Securities and Exchange Commission on June 1, 2021, (the "Prior Registration Statement"), which became automatically effective upon filing. A filing fee of $17,295.62 with respect to the unsold shares was paid in connection with the filing of the Prior Registration Statement, which will continue to be applied to the unsold Class A shares included in this registration statement. Pursuant to Rule 457(p) under the Securities Act, the registration fee applicable to the 16,600,000 shares of common stock being registered hereby is offset by $17,295.62 in registration fees previously paid by the registrant with respect to the shares of common stock that were registered but not issued pursuant to the Prior Registration Statement. 1(b) Pursuant to Rule 415(a)(6) of the Securities Act, the offering of the unsold securities of ProPetro Holding Corp. registered under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	ProPetro Holding Corp.
Form or Filing Type	S-3
File Number	333-256681
Filing Date	Jun. 01, 2021
Fee Paid with Fee Offset Source	$ 17,295.62